Organization and nature of business	12 Months Ended
Dec. 31, 2020
Organization and nature of business
Organization and nature of business

Note 1 – Organization and nature of business

Tantech Holdings Ltd (“Tantech” or “Tantech BVI”) is a holding company established under the laws of the British Virgin Islands on November 9, 2010. Through its 100% owned operating subsidiaries and entities controlled through VIE agreements, Tantech engages in the research and development, production and distribution of various products made from bamboo, manufacture and selling electric vehicles and non-electric vehicles, as well as investment in mining exploration. Details of the subsidiaries of the Company and their principal business activities are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Tantech Holdings Ltd (“Tantech” or “Tantech BVI”)	November 9, 2010	BVI	Parent	Holding Company

USCNHK Group Limited (“USCNHK”)	October 17, 2008	Hong Kong	100% by the Parent	Holding Company

EAG International Vantage Capitals Limited (“Euroasia”)	April 27,2015	Hong Kong	100% by the Parent	Holding Company

Tantech Holdings (Lishui) Co. Ltd. ("Lishui Tantech”)	April 7, 2016	Lishui, Zhejiang Province, China	100% by USCNHK	Holding Company

Euroasia New Energy Automotive (Jiangsu) Co. Ltd. (“Euroasia New Energy”)	October 24, 2017	Zhangjia Gang, Jiangsu Province, China	100% by Euroasia	Holding Company

Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”)	July 14, 2015	Shanghai, China	100% by Euroasia	Holding Company

Hangzhou Wangbo Investment Management Co., Ltd (“Wangbo”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu via VIE arrangements	Holding Company

Hangzhou Jiyi Investment Management Co., Ltd (“Jiyi”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu	Holding Company

Shangchi Automobile Co., Ltd. (“Shangchi Automobile”)	Acquired on July 12, 2017	Zhangjia Gang, Jiangsu Province, China	51% by Wangbo and 19% by Jiyi	Manufacturing and sale of specialty electric and non-electric vehicles and power batteries

Shenzhen Yimao New Energy Sales Co., Ltd. (“Shenzhen Yimao”)	November 13, 2018	Shenzhen, Guangdong Province, China	100% by Shangchi Automobile	Electric vehicles sales

Lishui Xincai Industrial Co., Ltd. (“Lishui Xincai”)	December 14, 2017	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Holding Company

Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal”)	September 5, 2002	Lishui, Zhejiang Province, China	100% by Lishui Xincai	Manufacturing and sale of various products made from bamboo and charcoal; trading business

Lishui Jikang Energy Technology Co., Ltd. (“Jikang Energy”)	January 2, 2020	Lishui, Zhejiang Province, China	100% by Lishui Xincai	Holding Company

Hangzhou Tanbo Tech Co., Ltd. (“Tanbo Tech”)	December 8, 2015	Hangzhou, Zhejiang Province, China	100% by Lishui Xincai	Exploring business opportunities outside Lishui area

Zhejiang Tantech Bamboo Technology Co., Ltd. (“Tantech Bamboo”)	December 31, 2005	Lishui, Zhejiang Province, China	100% by Jikang Energy	Manufacturing and sale of various products made from bamboo

Zhejiang Babiku Charcoal Co., Ltd. (“Tantech Babiku”)	October 20, 2015	Lishui, Zhejiang Province, China	—	Discontinued in fiscal 2018 (See Note 5)

Zhejiang Zhongzhu Tourism Development Co., Ltd. (“Lishui Zhongzhu”)	November 18, 2015	Lishui, Zhejiang Province, China	—	Discontinued in fiscal 2018 (See Note 5)

Zhejiang Tantech Energy Tech Co., Ltd. (“Tantech Energy”)	September 24, 2008	Lishui, Zhejiang Province, China	—	Discontinued in fiscal 2019 (See Note 5)

Zhejiang Shangchi New Energy Automobile Co., Ltd. (“Zhejiang Shangchi”)	November 12, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Sales of automobiles

Lishui Smart New Energy Automobile Co., Ltd. (“Lishui Smart”)	November 16, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Research, development and manufacturing new energy automobiles

Lishui Xincai was established on December 14, 2017 by an unrelated third party. On January 8, 2018, the third party transferred all of its shares in Lishui Xincai to Lishui Tantech. Since then, Lishui Xincai has been Lishui Tantech's wholly owned subsidiary. On December 30, 2019, Tantech Bamboo transferred all of its shares in its wholly-owned subsidiary Tantech Charcoal to Lishui Xincai.

On January 2, 2020, Jikang Energy was established as a wholly owned subsidiary of Lishui Xincai with authorized share capital of RMB 5 million. Jikang Energy is a holding company and does not conduct any substantial business.

On January 3, 2020, Tantech Bamboo transferred all of its shares in its wholly-owned subsidiary Tanbo Tech to Lishui Xincai.

On January 10, 2020, Lishui Tantech transferred all of its shares in its wholly-owned subsidiary Tantech Bamboo to Jikang Energy.

After the above transfers, Tantech Bamboo becomes the wholly-owned subsidiary of Jikang Energy. Jikang Energy, Tanbo Tech and Tantech Charcoal become the wholly-owned subsidiaries of Lishui Xincai.